Inventory (Tables)	9 Months Ended
Sep. 30, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory

Inventory consisted of the following at:

	December 31,		September 30, 2013
	2011	2012
	(In thousands)
			(Unaudited)
Raw materials	$1,568	$2,120	$1,608
Work in process	889	962	1,824
Finished goods	1,039	2,298	2,284

	$3,496	$5,380	$5,716